Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 21, 2017
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Nov. 21, 2017
Document Effective Date	Nov. 21, 2017
Prospectus Date	Nov. 21, 2017
Virtus InfraCap U.S. Preferred Stock ETF | Virtus InfraCap U.S. Preferred Stock ETF
Risk/Return:
Trading Symbol	PFFA